ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2019	2018

Employees and payroll accruals	$307	$304
Institutions and income tax payable	143	130
Accrued expenses	1,857	1,950
Related parties	10	10

	$2,317	$2,394